Document And Entity Information	May 09, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 09, 2023
Entity Registrant Name	MannKind Corporation
Entity Central Index Key	0000899460
Entity Emerging Growth Company	false
Securities Act File Number	000-50865
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3607736
Entity Address, Address Line One	1 Casper Street
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06810
City Area Code	(818)
Local Phone Number	661-5000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MNKD
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by MannKind Corporation, a Delaware corporation (the “Company”) solely to correct the date of the comparative period on the condensed consolidated balance sheets included in the Exhibit 99.1 in the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission on May 9, 2023 (the “Original Report”) and to re-file Exhibit 99.1 thereto. The Original Report incorrectly stated March 31, 2022 as the date for the comparative period on the condensed consolidated balance sheets. The correct date is December 31, 2022.In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 9.01 (as amended) follows.